UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
December 1, 2010 to December 31, 2010

Commission File Number of issuing entity: 333-163392-04

Ally Auto Receivables Trust 2010-3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-163392

Ally Auto Assets LLC
(Exact name of depositor as specified in its charter)

Ally Bank
(Exact name of sponsor as specified in its charter)

DELAWARE (State or other jurisdiction of incorporation or organization of the issuing entity)	27-6692407 (I.R.S. Employer Identification No.)

Ally Auto Assets LLC 200 Renaissance Center, Detroit, Michigan (Address of principal executive offices of the issuing entity)	48265 (Zip Code)

(313) 656-5500
(Telephone number, including area code)

Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))

Class A-1			X
Class A-2			X
Class A-3			X
Class A-4			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X    No

TABLE OF CONTENTS

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information
PART II — OTHER INFORMATION
Item 2. Legal Proceedings
Item 3. Sales of Securities and Use of Proceeds
Item 4. Defaults Upon Senior Securities
Item 5. Submission of Matters to a Vote of Security Holders
Item 6. Significant Obligors of Pool Assets
Item 7. Significant Enhancement Provider Information
Item 8. Other Information
Item 9. Exhibits
Signature
EXHIBIT INDEX
Monthly Statement to Securityholder for the Period from December 1, 2010 to December 31, 2010

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information
This amendment relates to the Form 10-D filed with the Securities and Exchange Commission on January 21, 2011 for the monthly distribution period from December 1, 2010 to December 31, 2010. Due to a transposition error, the Class A-1 Ending Note Principal Balance was incorrectly reported in the Distribution Summary appearing in Section 1 of the Monthly Statement to Securityholder. The correct Class A-1 Ending Note Principal Balance for the monthly distribution period from December 1, 2010 to December 31, 2010 is reported in the revised Monthly Statement to Securityholder attached to this Form 10-D/A as Exhibit 99.  This Form 10-D/A does not update any other disclosures to reflect developments since the initial filing and no other amendments were made.

PART II — OTHER INFORMATION

Item 2. Legal Proceedings
None.

Item 3. Sales of Securities and Use of Proceeds
None.

Item 4. Defaults Upon Senior Securities
None.

Item 5. Submission of Matters to a Vote of Security Holders
None.

Item 6. Significant Obligors of Pool Assets
None.

Item 7. Significant Enhancement Provider Information
None.

Item 8. Other Information
None.

Item 9. Exhibits

EXHIBIT NO.	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from December 1, 2010 to December 31, 2010

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Ally Auto Receivables Trust 2010-3 (Issuing Entity) by: Ally Financial Inc. (Servicer, not in its individual capacity but solely as Servicer on behalf of the Issuing Entity)

/s/ David J DeBrunner
David J DeBrunner, Vice President, Controller and Chief Accounting Officer

Date: February 22, 2011

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from December 1, 2010 to December 31, 2010